SCHEDULE 1 - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
CONDENSED STATEMENTS OF OPERATIONS
Operating costs and expenses	$ (310,129)	¥ (2,153,225)	¥ (903,245)	¥ (224,203)
Interest income	5,306	36,843	4,799
Non-operating income, net	83	575
Net (loss)/income	$ 160,795	¥ 1,116,398	¥ 275,339	¥ (27,708)
Basic net (loss)/income per share | (per share)	$ 1.3599	¥ 9.4418	¥ 2.7356	¥ (0.2771)
Weighted average number of ordinary shares outstanding, basic	118,240,414	118,240,414	100,652,055	100,000,000
Diluted net (loss)/income per share | (per share)	$ 1.3519	¥ 9.3865	¥ 2.7356	¥ (0.2771)
Weighted average number of ordinary shares outstanding, diluted	118,937,082	118,937,082	100,652,055	100,000,000
YIRENDAI LTD
CONDENSED STATEMENTS OF OPERATIONS
Equity in earnings of subsidiaries and VIEs	$ 165,007	¥ 1,145,645	¥ 275,340	¥ (27,708)
Operating costs and expenses	(4,416)	(30,667)	(1)
Interest income	94	655
Non-operating income, net	110	765
Net (loss)/income	$ 160,795	¥ 1,116,398	¥ 275,339	¥ (27,708)
Basic net (loss)/income per share | (per share)	$ 1.3599	¥ 9.4418	¥ 2.7356	¥ (0.2771)
Weighted average number of ordinary shares outstanding, basic	118,240,414	118,240,414	100,652,055	100,000,000
Diluted net (loss)/income per share | (per share)	$ 1.3519	¥ 9.3865	¥ 2.7356	¥ (0.2771)
Weighted average number of ordinary shares outstanding, diluted	118,937,082	118,937,082	100,652,055	100,000,000